Selected accounting policies - Additional information (Details) - USD ($) $ in Millions			6 Months Ended			12 Months Ended
		Jul. 01, 2019	Dec. 31, 2019		Jun. 30, 2019	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cash flow projection period						5 years
Right-of-use assets			$ 324	[1],[2]		$ 324	[1],[2]	$ 279	$ 79	[1],[2]
Lease liabilities	[1],[2]		280			280			89
Financial debts			(261)			(261)			(47)
Property, plant & equipment	[1],[2]		(3,113)			(3,113)			$ (2,800)
Technology-based intangible asset, SAP ERP [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation decrease due to change in useful life			5
Amortisation decrease due to change in useful life, annual amount			$ 10			$ 10
Finite-lived intangible asset, useful life		10 years			7 years
Bottom of range [member] | Other intangible assets (including software) [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Finite-lived intangible asset, useful life			3 years		3 years	3 years
Top of range [member] | Other intangible assets (including software) [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Finite-lived intangible asset, useful life			10 years		7 years	10 years

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.